Segment Reporting (Schedule Of Operating Information, Segment) (Details) $ in Thousands		3 Months Ended								12 Months Ended
		Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2016 USD ($) Segment		Dec. 31, 2015 USD ($)		Dec. 31, 2014 USD ($)
Segment Reporting Information [Line Items]
Number of reporting segments | Segment										3
Net revenues		$ 661,391	$ 641,986	$ 652,145	$ 619,974	$ 581,286	$ 591,575	$ 597,751	$ 560,982	$ 2,575,496	[1]	$ 2,331,594	[1]	$ 2,208,424	[1]
Income/(loss) before income taxes										$ 142,582		$ 141,567		$ 290,794
Net revenues accounted for by individual client, maximum percentage										10.00%		10.00%		10.00%
Global Wealth Management [Member]
Segment Reporting Information [Line Items]
Number of operating segments | Segment										2
Net revenues	[1]									$ 1,563,410		$ 1,377,313		$ 1,232,651
Income/(loss) before income taxes										430,318		382,126		346,978
Institutional Group [Member]
Segment Reporting Information [Line Items]
Net revenues	[1]									1,014,164		975,594		997,071
Income/(loss) before income taxes										164,143		141,042		165,546
Other [Member]
Segment Reporting Information [Line Items]
Net revenues	[1]									(2,078)		(21,313)		(21,298)
Income/(loss) before income taxes										$ (451,879)		$ (381,601)		$ (221,730)

[1]	No individual client accounted for more than 10 percent of total net revenues for the years ended December 31, 2016, 2015, and 2014.